Stock Compensation Plan - Restricted stock Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Units
Granted (in dollars) | shares	1,396,000
Forfeited (in dollars) | shares	(212,500)
Outstanding at the end (in dollars) | shares	1,183,500
Expected to vest at the end (in dollars) | shares	1,183,500
Weighted average grant date fair value
Granted (in dollars per share) | $ / shares	$ 19.13
Forfeited (in dollars per share) | $ / shares	17.02
Outstanding at the end (in dollars per share) | $ / shares	19.51
Expected to vest at the end (in dollars per share) | $ / shares	$ 19.51